Common Stock - Schedule of Number of Shares Reserved for Future Issuance (Details) - shares	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, shares outstanding	0	0
Future issuance of share	8,016,516	271,371
Total reserved for future issuance	1,675,396	5,487,208
Exercises of outstanding Shares	8,016,516	268,468
2019 Stock Incentive Plan
Future issuance of share	0	159,890
Total reserved for future issuance	110,285
2023 Stock Incentive Plan
Future issuance of share	255,694	0
Employee Stock Purchase Plan
Future issuance of share	88,502	0
Outstanding Warrant [Member]
Exercises of outstanding Shares	8,049	8,049
Stock Options
Exercises of outstanding Shares	1,323,151	461,128
Restricted Common Stock
Future issuance of share	0	2,902
Series Seed Preferred Stock
Preferred stock, shares outstanding	0	684,739
Series A Preferred Stock
Preferred stock, shares outstanding	0	2,029,666
Series B-1 Preferred Stock
Preferred stock, shares outstanding	0	1,104,178
Series B-2 Preferred Stock
Preferred stock, shares outstanding	0	223,417
Future issuance of share	0	813,239